Income Taxes (Details) $ in Millions	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Income Taxes [Line Items]
Applicable tax rate (in Dollars)		$ 2
Assesable profits			8.25%
Profits (in Dollars)		$ 2
Enterprise income tax rate	25.00%	25.00%
Reduction rate	75.00%	75.00%
Taxable income (in Yuan Renminbi) | ¥	¥ 3,000,000
Valuation allowance (in Dollars)			$ 28,342	$ 30,410	$ 77,266	$ 81,232
Shanghai [Member]
Income Taxes [Line Items]
Enterprise income tax rate	20.00%	20.00%
PRC [Member]
Income Taxes [Line Items]
Operating loss carrying forwards (in Dollars)			13,284,211
Hong Kong subsidiaries [Member]
Income Taxes [Line Items]
Operating loss carrying forwards (in Dollars)			1,286,616
Singapore [Member]
Income Taxes [Line Items]
Operating loss carrying forwards (in Dollars)			$ 167,748
Singapore [Member]
Income Taxes [Line Items]
Flate rate, percentage	17.00%	17.00%
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate, percentage	16.50%	16.50%